ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE

11. ACCOUNTS RECEIVABLE

Trade accounts receivable are primarily concentrated in the agriculture sector. We determine and monitor concentrations of credit risk using our aging analysis of trade receivables.

		December 31,
	2017	2016
Trade accounts	2,247	1,980
Allowance for doubtful accounts	(78)	(76)
Rebates	163	250
Other non-trade accounts	49	36
Derivative financial instruments	9	2
Other taxes	16	16
	2,406	2,208

Trade accounts receivable – aging	December 31,
	2017		2016
		Allowance for		Allowance for
		doubtful		doubtful
	Gross	accounts	Gross	accounts
Not past due	1,762	(4)	1,597	(10)
30 days or less	210	-	152	(3)
31–60 days	78	-	43	(2)
61–90 days	32	(1)	21	(2)
Greater than 90 days	165	(73)	167	(59)
	2,247	(78)	1,980	(76)

Trade accounts receivable – risk concentration

Geographic and industry diversity and crop insurance programs in Canada and the United States mitigate concentration of risk in the agriculture sector. Our Wholesale business unit diversifies and mitigates risk concentration by selling to industrial customers outside the agriculture sector and by using letters of credit and credit insurance. Based on historical information about default rates and our analysis of current receivables, we do not expect any significant losses from trade accounts receivable other than the amounts classified as doubtful accounts. No single customer accounts for more than 10 percent of our sales.

Our trade accounts receivable include a concentration in Retail operations in Australia for advances to our customers to purchase crop inputs and livestock. We mitigate risk in these receivables by obtaining security over livestock. In our Retail operations in Western Canada, we also mitigate credit risk in accounts receivable through an agency agreement with a Canadian financial institution wherein the financial institution provides credit to qualifying Agrium customers to assist in financing their crop input purchases. Through the agency agreement, which expires in 2018, customers have loans directly with the institution while Agrium has only a limited recourse involvement to the extent of an indemnification of the institution for 50 percent of its future bad debts to a maximum of 5 percent of the qualified customer loans. Outstanding customer credit with the financial institution was $528-million at December 31, 2017, which is not recognized in our consolidated balance sheet. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.